Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
Schedule of components of lease expense

	For the year ended
	December 31, 2022	December 31, 2023	December 31, 2024
	US$	US$	US$
Operating lease cost	662	637	1,239
Lease cost for leases with terms less than one year	37	261	67
Total lease cost	699	898	1,306

Schedule of maturities of lease liabilities

As of December 31,
2024
US$
2025	1,519
2026	689
2027	506
2028	99
2029 and thereafter	—
Total undiscounted lease payments	2,813
Less: imputed interest	(130)
Total lease liabilities	2,683

Schedule of lease terms and discount rates

	As of December 31,	As of December 31,
	2023	2024
Weighted average remaining lease term(years)	1.00	2.44

Weighted average discount rate(percentage)	4.75%	3.60%

Schedule of supplemental information related to operating leases

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2023	2024
Cash paid for operating leases	466	865	1,341
Right-of-use assets obtained in exchange for operating lease liabilities	863	441	3,221